Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Accumulated Other Comprehensive (Loss) Income

The components of accumulated other comprehensive (loss) income were as follows:

Foreign currency translation (loss) income
Balance at June 30, 2023	(3,990,594)

Current-period other comprehensive loss	(355,386)
Other comprehensive loss attribute to noncontrolling interests	78
Balance at June 30, 2024	(4,345,902)

Current-period other comprehensive income	1,265,061
Other comprehensive income attribute to noncontrolling interests	(14,666)
Balance at June 30, 2025	(3,095,507)